Balances and Transactions with Related Parties - Additional Information (Detail)					12 Months Ended
	Sep. 01, 2025 USD ($)	Mar. 28, 2024 USD ($)	Apr. 01, 2021 USD ($)	Mar. 11, 2020 USD ($)	Dec. 31, 2025 USD ($) item director	Dec. 31, 2025 CLF item director	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Jun. 30, 2021 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Allowance for doubtful accounts between related entities					$ 0
Number of members in Board of Directors | director					7	7
Term of service for each director					3 years	3 years
Amounts payable to related parties					$ 371,919,000		$ 299,362,000	[1]	$ 527,383,000	[1]
Other transactions between the company and its Directors and Group Management					0
Guaranteed to key management personnel					0
Compensation for directors					$ 1,957,000		2,816,000		3,805,000
Performance period					3 years	3 years
March 11, 2020, Enel Finance International NV Loan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding debt					$ 400,000,000		400,000,000
Accrued interest					4,070,000		4,070,000
March 11, 2020, Enel Finance International NV Loan [Member] | Top of Range [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Committed amount				$ 400,000,000
Sustainable Development Goals Linked Loan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Committed amount			$ 300,000,000
Interest rate borrowings			2.55%
Outstanding debt					300,000,000		300,000,000
Accrued interest					1,934,000		1,934,000
Increase in interest rate borrowing due to non-achievement of CO2 target by end of 2023			0.05%
March 28, 2024, Enel Finance International N V Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest		30.00%
March 28, 2024, Enel Finance International N V Revolving Credit Facility One [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of commitment amount		0.50%
September 1, 2025, Amendment To Enel Finance International N.V, Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Committed amount	$ 290,000,000
Margin rate of interest	35.00%
SOFR | March 28, 2024, Enel Finance International N V Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Committed amount		$ 50,000,000
Margin rate of interest		1.00%
SOFR | September 1, 2025, Amendment To Enel Finance International N.V, Revolving Credit Facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Margin rate of interest	1.50%
Fixed interest rate [member] | March 11, 2020, Enel Finance International NV Loan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest rate borrowings				3.30%
Enel Chile SA [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest rate borrowings											2.82%
Outstanding debt					322,000,000		483,000,000				$ 644,000,000
Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts receivable from related parties					0
Amounts payable to related parties					0
Compensation for directors					$ 438,000		520,000		776,000
Enel Chile Board [Member] | Monthly Fee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors | CLF						CLF 216
Enel Chile Board [Member] | Per Diem For Each Meeting
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors | CLF						CLF 79.2
Maximum number of sessions for per diem | item					16	16
Chairman [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Description of compensation transactions					the compensation of the Chairman of the Board will be twice that of a Director	the compensation of the Chairman of the Board will be twice that of a Director
Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors					$ 147,000		$ 141,000		$ 153,000
Description of compensation transactions					Each member will be paid monthly compensation, one part a fixed monthly fee and another part dependent on meetings attended.	Each member will be paid monthly compensation, one part a fixed monthly fee and another part dependent on meetings attended.
Directors Committee [Member] | Monthly Fee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors | CLF						CLF 72
Directors Committee [Member] | Per Diem For Each Meeting
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors | CLF						CLF 26.4
Maximum number of sessions for per diem | item					16	16
Directors [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Guaranteed to key management personnel					$ 0
Enel Finance International NV [Member] | Enel Chile SA [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest payment term				6 months

[1]	See Note 3.